ACQUISITION OF BUSINESSES - Indostar (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 09, 2020	Jul. 09, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 08, 2020	May 27, 2020
Disclosure of detailed information about business combination [line items]
To consideration paid in acquisition			$ (101)	$ 18,498	$ 3,422
Goodwill			5,244	5,218
Business services
Disclosure of detailed information about business combination [line items]
Goodwill			2,529	$ 2,514
Business services | IndoStar Capital Finance Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	26.00%	26.00%					31.00%
Consideration transferred, acquisition-date fair value	$ 19	$ 19				$ 114	$ 162
Proportion of ownership interest in subsidiary	57.00%
Proportion of voting rights held in subsidiary	57.00%
To consideration paid in acquisition		105
Proportion of economic interest held in subsidiary	20.00%
Acquisition-related costs	$ 4
Loans receivable	1,122	1,122
Cash and cash equivalents	78	78
Financial assets	227	227
Intangible assets	20	20
Net other assets	34	34
Borrowings recognised as of acquisition date	988	988
Goodwill	21	21
Non-controlling interest in acquiree recognised at acquisition date	$ 409	$ 409
Revenue of acquiree since acquisition date			86
Net income of acquiree since acquisition date			3
Revenue of acquiree as if combination occurred at beginning of period			175
Net loss of acquiree as if combination occurred at beginning of period			$ 7